General information (Tables)	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Recast Consolidated Statements of Operations
Consolidated Statement of Operations for the three months ended June 30, 2019

(In $ millions)	As previously reported	Adjustment	As currently reported
Reimbursable revenues	44	(34)	10
Management contract revenues	—	58	58
Other revenues	24	(24)	—

Vessel and rig operating expenses	(182)	9	(173)
Reimbursable expenses	(43)	34	(9)
Management contract expenses	—	(49)	(49)
Selling, general and administrative expenses	(30)	6	(24)

Consolidated Statement of Operations for the six months ended June 30, 2019

(In $ millions)	As previously reported	Adjustment	As currently reported
Reimbursable revenues	70	(51)	19
Management contract revenues	—	95	95
Other revenues	45	(44)	1

Vessel and rig operating expenses	(381)	17	(364)
Reimbursable expenses	(69)	51	(18)
Management contract expenses	—	(82)	(82)
Selling, general and administrative expenses	(61)	14	(47)